Registration No. 33-11371

1940 Act File No. 811-4982

Filed Pursuant to Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Value Fund

Investor (HRTVX)

Institutional (HNTVX)

Supplement dated January 2, 2020 to the

Prospectus and Summary Prospectus, each dated May 1, 2019

Effective January 1, 2020, William (“Bill”) J. Nasgovitz and William (“Will”) R. Nasgovitz are the sole Portfolio Managers of the Heartland Value Fund (the “Value Fund”). Accordingly, all references to Eric J. Miller as Portfolio Manager of the Value Fund are hereby removed.

This supplement should be retained with your Prospectus for future reference.

The date of this Prospectus Supplement is January 2, 2020.